Dividends - Additional Information (Detail) - Ordinary And Extraordinary Shareholders' Meeting - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Apr. 30, 2024	Apr. 25, 2023	Apr. 26, 2022
Disclosure Of Dividends [Line Items]
Dividend		$ 93,354,818	$ 55,706,835	$ 125,187,865
Dividend per share		$ 44.08	$ 6.78	$ 7.46
Eventual dividend distribution classified as expense	$ 555,297,250	$ 386,635,827
Additional dividends classified as expense			$ 75,000,000	$ 8,000,000
Optional Reserve for Future Income Distribution
Disclosure Of Dividends [Line Items]
Dividend		$ 65,000,000	10,000,000	11,000,000
Additional dividends classified as expense			$ 417,801,355	$ 91,045,729